Prepayments and other assets - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepayment and other assets
Balance at the beginning of the year	¥ 4,255	¥ 1,113	¥ 1,411
(Reversal) Provision for the year	614	3,142	(493)
Collection of previously written-off debtors	128		195
Balance at the end of the year	¥ 4,997	¥ 4,255	¥ 1,113